Acquisitions (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 23, 2020	May 28, 2020
Acquisitions (Details) [Line Items]
Working capital adjustment amount		$ 944,055
Write-off contingent liability					$ 32,246
Contingent note payable						$ 49,248
Asiens [Member] | May 28, 2020 [Member]
Acquisitions (Details) [Line Items]
Business acquisition purchase price		1,918,000		$ 2,125,000
Business acquisition purchase price in cash		233,000		233,000
Business acquisition purchase price payable in promissory note		200,000		200,000
Business acquisition purchase price payable earn out payments		$ 655,000		$ 655,000
Business acquisition shares of common stock (in Shares)		415,000		415,000
Mutual value		$ 830,000		$ 830,000
Business acquisition value of common stock		$ 1,037,500		$ 1,037,500
Purchase price per share (in Dollars per share)		$ 2.5		$ 2.5
Amortizing promissory note rate	6.00%
Fair value of the net tangible assets		$ 1,171,272		$ 1,171,272
Non controlling interest			$ 431,641				$ 7,625,222
Kyle’s Acquisition [Member]
Acquisitions (Details) [Line Items]
Business acquisition purchase price		6,839,792		6,650,000
Business acquisition purchase price in cash		4,389,792		4,200,000
Business acquisition purchase price payable in promissory note		$ 1,050,000		1,050,000
Business acquisition purchase price payable earn out payments				$ 4,356,162
Business acquisition shares of common stock (in Shares)		700,000		700,000
Mutual value		$ 1,400,000		$ 1,400,000
Business acquisition value of common stock		3,675,000		3,675,000
Fair value of the net tangible assets		$ 527,618		$ 527,618
Subordinate note, percentage		8.00%		8.00%
Excess divided, per share (in Dollars per share)				$ 2
Working capital				$ 154,000
Non controlling interest			1,120,224	380,500
Wolo Acquisition [Member]
Acquisitions (Details) [Line Items]
Business acquisition purchase price in cash		$ 6,550,000
Business acquisition purchase price payable in promissory note		850,000
Fair value of the net tangible assets		6,653,102
Cash due to seller		$ 8,344,055
Percentage of secured promissory note		6.00%
Profoma [Member]
Acquisitions (Details) [Line Items]
Revenue, description		The revenue and net loss before non-controlling interest of Asien’s from May 29, 2020 through September 30, 2020 included in the consolidated income statement amounted to approximately $4,327,294 and $496,859, respectively. The revenue and net loss before non-controlling interest of Wolo from April 1, 2021 through September 30, 2021 included in the consolidated income statement amounted to approximately $4,072,303 and $1,363,331, respectively.
Goedeker [Member] | April 5, 2019 [Member]
Acquisitions (Details) [Line Items]
Business acquisition purchase price				6,200,000
Business acquisition purchase price in cash				1,500,000
Business acquisition purchase price payable in promissory note				4,100,000
Business acquisition purchase price payable earn out payments				$ 600,000
Additional consideration description				As additional consideration, 1847 Goedeker agreed to issue to each of the Stockholders a number of shares of its common stock equal to a 11.25% non-dilutable interest (22.5% total) in all of the issued and outstanding stock of 1847 Goedeker as of the closing date.
Business acquisition purchase price in cash description				The report issued by that CPA firm determined that Goedeker Television owed Goedeker $809,000, which Goedeker Television has not paid. On or about March 23, 2020, Goedeker submitted a claim for arbitration to the American Arbitration Association relating to Goedeker Television’s failure to pay the amount owed. The claim alleges, inter alia, breach of contract, fraud, indemnification and the breach of the covenant of good faith and fair dealing. Goedeker is alleging damages in the amount of $809,000, plus attorneys’ fees and costs. The $809,000 is included in other assets in the accompanying balance sheet as of December 31, 2019.
Goedeker Television [Member]
Acquisitions (Details) [Line Items]
Adjusted cash portion				$ 478,000
Business acquisition purchase price in cash description				Pursuant to the settlement agreement, the parties entered into an amendment and restatement of the 9% subordinated promissory note described above (see Note 5). In addition, the parties agreed that the arbitration action described above would be settled effective upon the closing of the Goedeker IPO and that each party to such arbitration action would release all claims that it has against the other parties to such action. As part of the settlement of the arbitration action, Goedeker agreed that the sellers will not have to pay the $809,000 working capital adjustment amount resulting in a loss on the acquisition receivable in the year ended December 31, 2020.
Goedeker Television [Member] | April 5, 2019 [Member]
Acquisitions (Details) [Line Items]
Business acquisition purchase price payable earn out payments				$ 81,494
Additional consideration description				To the extent Goedeker Television is entitled to all or a portion of an earn out payment, the applicable earn out payment(s) (or portion thereof) shall be paid on the date that is three (3) years from the closing date, and shall accrue interest from the date on which it is determined Goedeker Television is entitled to such earn out payment (or portion thereof) at a rate equal to five percent (5%) per annum, computed on the basis of a 360 day year for the actual number of days elapsed.
Business acquisition purchase price in cash description				Goedeker Business for any applicable period is less than $2,500,000 but greater than $1,500,000, Goedeker must pay a partial earn out payment to Goedeker Television in an amount equal to the product determined by multiplying (i) the EBITDA Achievement Percentage by (ii) the applicable earn out payment for such period, where the “Achievement Percentage” is the percentage determined by dividing (A) the amount of (i) the EBITDA of the Goedeker Business for the applicable period less (ii) $1,500,000, by (B) $1,000,000. For avoidance of doubt, no partial earn out payments shall be earned or paid to the extent the EBITDA of the Goedeker Business for any applicable period is equal or less than $1,500,000. For the trailing twelve (12) month period from the closing date, EBITDA for the Goedeker Business was $(2,825,000), so Goedeker Television is not entitled to an earn out payment for that period.
Earn out payments description				Goedeker Television is also entitled to receive the following earn out payments to the extent the Goedeker Business achieves the applicable EBITDA (as defined in the asset purchase agreement) targets:1. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the closing date is $2,500,000 or greater;2. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the first anniversary of closing date is $2,500,000 or greater; and3. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the second anniversary of the closing date is $2,500,000 or greater.
Net liabilities assumed			$ 614,337
Property, Plant and Equipment [Member] | Minimum [Member] | Asiens [Member]
Acquisitions (Details) [Line Items]
Estimated useful life				5 years
Property, Plant and Equipment [Member] | Minimum [Member] | Kyle’s Acquisition [Member]
Acquisitions (Details) [Line Items]
Estimated useful life		3 years		3 years
Property, Plant and Equipment [Member] | Maximum [Member] | Asiens [Member]
Acquisitions (Details) [Line Items]
Estimated useful life				13 years
Property, Plant and Equipment [Member] | Maximum [Member] | Kyle’s Acquisition [Member]
Acquisitions (Details) [Line Items]
Estimated useful life		7 years		7 years